CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
OPERATING ACTIVITIES
Net loss	$ (55,983)	$ (47,714)
Depreciation and amortization	8,148	4,557
Change in fair value - listed shares	(275)	1,700
Change in fair value -embedded derivatives	(6,596)	(11,059)
Interest on convertible notes	6,863	829
Unrealized foreign exchange loss (gain)	(1,142)	352
Loss on disposal of property, plant and equipment	5
Share-based compensation	3,061	8,706
Accretion included within financial costs	4,326	816
Net change in working capital	2,078	(3,068)
Cash flows used in operating activities	(39,515)	(44,881)
INVESTING ACTIVITIES
Additions to property, plant, and equipment	(14,408)	(26,678)
Investment in listed shares		(2,500)
Restricted cash and deposits	311	(1,641)
Grants received	4,024	2,821
Cash flows used in investing activities	(10,073)	(27,998)
FINANCING ACTIVITIES
Proceeds from offering	29,565	3,987
Proceeds from convertible notes		67,204
Convertible notes issue costs	(659)	(162)
Repayment of borrowings	(282)	(208)
Repayment of lease liabilities	(430)	(386)
Proceeds from the exercise of stock options	576	736
Share issue costs	(2,484)	(878)
Cash flows from financing activities	26,286	70,293
Effect of exchange rate changes on cash	(290)	155
Net change in cash and cash equivalents	(23,592)	(2,431)
Cash and cash equivalents at the beginning of the period	59,924	62,355
Cash and cash equivalents at the end of the period	$ 36,332	$ 59,924